Unaudited Condensed Consolidated Statements of Changes in Shareholders’ Equity		Adoption, Adjusted Balance Ordinary Shares Class A CNY (¥) shares		Adoption, Adjusted Balance Ordinary Shares Class B CNY (¥) shares		Adoption, Adjusted Balance Additional Paid-in Capital CNY (¥)	Adoption, Adjusted Balance Retained earnings (Accumulated Deficits) CNY (¥)	Adoption, Adjusted Balance Accumulated Other Comprehensive Income CNY (¥)	Adoption, Adjusted Balance CNY (¥)	Ordinary Shares Class A CNY (¥) shares		Ordinary Shares Class A USD ($) shares		Ordinary Shares Class B CNY (¥) shares		Ordinary Shares Class B USD ($) shares		Additional Paid-in Capital CNY (¥)	Additional Paid-in Capital USD ($)	Retained earnings (Accumulated Deficits) CNY (¥)	Retained earnings (Accumulated Deficits) USD ($)	Accumulated Other Comprehensive Income CNY (¥)	Accumulated Other Comprehensive Income USD ($)	CNY (¥) shares		USD ($) shares
Balance (in Dollars) | ¥		¥ 8,820		¥ 12,204		¥ 168,973,780	¥ (145,092,997)	¥ 5,118	¥ 23,906,925	¥ 8,820				¥ 12,204				¥ 168,973,780		¥ (137,544,783)		¥ 5,118		¥ 31,455,139
Balance (in Shares)	[1]	13,183,308		16,816,692						13,183,308		13,183,308		16,816,692		16,816,692
Balance at Jun. 30, 2023 | ¥		¥ 8,820		¥ 12,204		168,973,780	(145,092,997)	5,118	23,906,925	¥ 8,820				¥ 12,204				168,973,780		(137,544,783)		5,118		31,455,139
Balance (in Shares) at Jun. 30, 2023	[1]	13,183,308		16,816,692						13,183,308		13,183,308		16,816,692		16,816,692
Adjustments due to the adoption of ASC 326 | ¥																				(7,548,214)				(7,548,214)
Net loss | ¥							(8,546,000)		(8,546,000)															¥ (8,546,000)
Net loss (in Shares)			[1]		[1]																			30,000,000	[2]	30,000,000	[2]
Foreign exchange adjustments | ¥								(1,513)	(1,513)
Foreign exchange adjustments (in Shares)	[1]
Balance at Dec. 31, 2023 | ¥		¥ 8,820		¥ 12,204		168,973,780	(153,638,997)	3,605	15,359,412
Balance (in Shares) at Dec. 31, 2023	[1]	13,183,308		16,816,692
Balance (in Dollars) | ¥		¥ 8,820		¥ 12,204		¥ 168,973,780	¥ (153,638,997)	¥ 3,605	¥ 15,359,412
Balance (in Shares)	[1]	13,183,308		16,816,692
Balance (in Dollars) | ¥										¥ 9,922				¥ 12,204				196,038,784		(131,841,244)		(228,872)		¥ 63,990,794
Balance (in Shares)	[1]									14,707,073		14,707,073		16,816,692		16,816,692
Balance at Jun. 30, 2024 | ¥										¥ 9,922				¥ 12,204				196,038,784		(131,841,244)		(228,872)		63,990,794
Balance (in Shares) at Jun. 30, 2024	[1]									14,707,073		14,707,073		16,816,692		16,816,692
Settlement of convertible notes with Class A ordinary shares | ¥										¥ 382								9,789,039						9,789,421
Settlement of convertible notes with Class A ordinary shares (in Shares)	[1]									524,314		524,314
Issuance of Warrants in connection with convertible notes | ¥																		1,701,018						1,701,018
Issuance of Warrants in connection with convertible notes (in Shares)	[1]
Net loss																				(1,515,720)				¥ (1,515,720)		$ (207,653)
Net loss (in Shares)											[1]		[1]		[1]		[1]							31,587,188	[2]	31,587,188	[2]
Foreign exchange adjustments | ¥																						(390,307)		¥ (390,307)
Foreign exchange adjustments (in Shares)	[1]
Balance at Dec. 31, 2024										¥ 10,304		$ 1,522		¥ 12,204		$ 1,682		207,528,841	$ 28,431,335	(133,356,964)	$ (18,269,951)	(619,179)	$ (84,827)	73,575,206		$ 10,079,761
Balance (in Shares) at Dec. 31, 2024	[1]									15,231,387		15,231,387		16,816,692		16,816,692
Balance (in Dollars)										¥ 10,304		$ 1,522		¥ 12,204		$ 1,682		¥ 207,528,841	$ 28,431,335	¥ (133,356,964)	$ (18,269,951)	¥ (619,179)	$ (84,827)	¥ 73,575,206		$ 10,079,761
Balance (in Shares)	[1]									15,231,387		15,231,387		16,816,692		16,816,692

[1]	The shares are presented on a retroactive basis to reflect the reorganization and reclassification of Class A and Class B ordinary shares.
[2]	The shares and per share information are presented on a retroactive basis to reflect the reorganization and reclassification of Class A and Class B ordinary shares.